Consolidated Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Cash flows from operating activities:
Net loss	$ (719,654)	$ (618,290)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	6,083	32,182
Loss on disposal of equipment	9,209	31,919
Stock-based compensation	0	68,967
Issuance of consultant stock option	4,245	8,489
Reversal of progressive jackpots provision	0	(193,051)
Profit on the sale of subsidiaries	0	(177,832)
Profit from the sale of US players and related assets	0	(5,000)
Changes in operating assets and liabilities:
Accounts receivable	(105,047)	(159,343)
Prepaid expenses	395,956	30,041
Other assets	1,971	24,230
Accounts payable and accrued liabilities	(45,941)	(61,901)
Provision for progressive jackpots	0	5,522
Players float	0	(97,813)
Net cash used in operating activities	(453,178)	(1,111,880)
Cash flows from investing activities:
Acquisition of equipment	(5,007)	(5,068)
Proceeds from sale of US players and related assets	0	5,000
Proceeds on disposal of equipment	0	4,417
Proceeds on the sale of subsidiaries, net of cash sold	0	236,044
Net cash (used in) provided by investing activities	(5,007)	240,393
Cash flows from financing activities:
Private placement	0	2,250,000
Net cash provided by financing activities	0	2,250,000
Change in cash	(458,185)	1,378,513
Cash, beginning of period	1,396,384	557,251
Cash, end of period	938,199	1,935,764
Supplementary information:
Interest paid	0	0
Income taxes paid	5,380	13,579
Shares issued in acquiring domain name rights	$ 0	$ 900,000